OTHER INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
(Gain)/loss on disposal of assets	$ (305)	$ 672
Gain on reduction of rehabilitation provisions	(3,080)	(4,945)
Other income	(218)	(73)
Other operating income (expense)	$ (3,603)	$ (4,346)